Note 40 - Depreciation (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Depreciation And Amortisation Expense Line Items
Depreciation and amortization		€ 790	€ 606
Tangible assets [Member]
Depreciation And Amortisation Expense Line Items
Depreciation and amortization		488	290
For Own Use Depreciable Assets [Member]
Depreciation And Amortisation Expense Line Items
Depreciation and amortization		294	289
Investment Property [Member]
Depreciation And Amortisation Expense Line Items
Depreciation and amortization		2	1
Assets Leased Out Under An Operating Lease [Member]
Depreciation And Amortisation Expense Line Items
Depreciation and amortization	[1]	192
Other Intangible Assets [Member]
Depreciation And Amortisation Expense Line Items
Depreciation and amortization		302	309
Total
Depreciation And Amortisation Expense Line Items
Depreciation and amortization		€ 790	€ 599

[1]	(*) The change is mainly due to the implementation of IFRS 16 on January 1, 2019 (see Note 2.1).